CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Common shares CNY (¥) shares	Common shares USD ($) shares	Treasury shares CNY (¥) shares	Treasury shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated other comprehensive income/(loss) USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	CNY (¥) shares	USD ($) shares
Balance at the Beginning at Dec. 31, 2022	¥ 50		¥ (1,689)		¥ 1,037,007		¥ 18,304		¥ (925,982)				¥ 127,690
Balance at the Beginning (in Shares) at Dec. 31, 2022 | shares	79,732,160	79,732,160
Balance at the Beginning, Treasury shares (in Shares) at Dec. 31, 2022 | shares			182,313	182,313
Net (loss)/income									(62,098)		¥ (528)		(62,668)
Net loss													(62,626)
Translation adjustments							919						919
Exercise and vesting of share-based awards			¥ 2,945		(2,993)								48
Exercise and vesting of share-based awards (in shares) | shares	806,273	806,273	(459,463)	(459,463)
Repurchase of common shares			¥ (3,709)										(3,709)
Repurchase of common shares (in shares) | shares	(1,706,491)	(1,706,491)	1,706,491	1,706,491
Share-based compensation (Note 13)					11,574								11,574
Adjustment of redeemable noncontrolling interests to redemption value					(191)								(191)
Reclassification to permanent equity											30,701		30,701
Balance at the End (ASC 2016) at Dec. 31, 2023									(589)				(589)
Balance at the End at Dec. 31, 2023	¥ 50		¥ (2,453)		1,045,397		19,223		(988,669)		30,173		103,721
Balance at the End (in Shares) at Dec. 31, 2023 | shares	78,831,942	78,831,942
Balance at the End, Treasury shares (in Shares) at Dec. 31, 2023 | shares			1,429,341	1,429,341
Net (loss)/income										$ (7,046)		$ 277	(6,769)	$ (6,769)
Acquisition of noncontrolling interest | $						$ (1,026)						1,026
Translation adjustments								$ 817					817	817
Exercise and vesting of share-based awards			¥ 4,189		(3,375)								814
Exercise and vesting of share-based awards (in shares) | shares	2,425,294	2,425,294	(2,201,973)	(2,201,973)
Repurchase of common shares			¥ (3,410)										(3,410)
Repurchase of common shares (in shares) | shares	(1,215,547)	(1,215,547)	1,215,547	1,215,547
Share-based compensation (Note 13) | $						4,225								4,225
Balance at the End at Dec. 31, 2024	¥ 50		¥ (1,674)		1,045,221		20,040		(995,715)		31,476		99,398
Balance at the End (in Shares) at Dec. 31, 2024 | shares	80,041,689	80,041,689
Balance at the End, Treasury shares (in Shares) at Dec. 31, 2024 | shares			442,915	442,915
Net (loss)/income									423		2,151		2,574	369
Translation adjustments							(1,600)						(1,600)	$ (229)
Exercise and vesting of share-based awards	¥ 1		¥ 2,773		124								¥ 2,898
Exercise and vesting of share-based awards (in shares) | shares	1,244,306	1,244,306	(638,493)	(638,493)									970,693	970,693
Share issuance upon the at-the-market equity offering program (the "ATM Offering") (in shares) | shares	296,360	296,360
Repurchase of common shares			¥ (7,529)										¥ (7,529)
Repurchase of common shares (in shares) | shares	(1,611,000)	(1,611,000)	1,611,000	1,611,000
Share-based compensation (Note 13)					3,684								3,684
Balance at the End at Dec. 31, 2025	¥ 51	$ 7	¥ (6,430)	$ (919)	¥ 1,049,029	$ 150,009	¥ 18,440	$ 2,637	¥ (995,292)	$ (142,325)	¥ 33,627	$ 4,809	¥ 99,425	$ 14,218
Balance at the End (in Shares) at Dec. 31, 2025 | shares	79,971,355	79,971,355
Balance at the End, Treasury shares (in Shares) at Dec. 31, 2025 | shares			1,415,422	1,415,422